Financial Income, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Income, net.
Interest income and investment income, net (1)	$ 20,731	$ 8,119	$ 3,073
Gain on disposal of a long-term investment			147
Realized gain of bridge loan conversion to investment (Note 9(1))		1,218
Fair value change of short-term investments	(2,056)	(1,998)
Fair value change of long-term investments	(129)	(53)
Total financial Income, net	18,546	7,286	3,220
Interest income and investment income, gross	22,898	8,045	$ 3,073
Investment gain (loss) from foreign exchange contracts	$ 2,167	$ 74